Intangible assets excluding goodwill - Intangible assets excluding goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	€ 3,589	€ 3,322
Additions other than through business combinations, intangible assets other than goodwill	497	408
Assets available for use	1	0
Acquisitions through business combinations, intangible assets other than goodwill	77	415
Amortisation, intangible assets other than goodwill	587	549
Impairment loss recognised in profit or loss, intangible assets other than goodwill	171	101
Increase (decrease) through net exchange differences, intangible assets other than goodwill	59	94
Total increase (decrease) in intangible assets other than goodwill	(124)	267
Intangible assets other than goodwill at end of period	3,466	3,589
Brand names [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	205	278
Acquisitions through business combinations, intangible assets other than goodwill	3	11
Amortisation, intangible assets other than goodwill	31	34
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	52
Increase (decrease) through net exchange differences, intangible assets other than goodwill	7	3
Total increase (decrease) in intangible assets other than goodwill	(21)	(72)
Intangible assets other than goodwill at end of period	184	205
Computer software [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	204	174
Additions other than through business combinations, intangible assets other than goodwill	129	92
Acquisitions through business combinations, intangible assets other than goodwill	0	0
Amortisation, intangible assets other than goodwill	75	59
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(0)	5
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0	2
Total increase (decrease) in intangible assets other than goodwill	54	30
Intangible assets other than goodwill at end of period	257	204
Customer-related intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	934	1,004
Additions other than through business combinations, intangible assets other than goodwill	0	7
Acquisitions through business combinations, intangible assets other than goodwill	56	17
Amortisation, intangible assets other than goodwill	119	114
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	16
Increase (decrease) through net exchange differences, intangible assets other than goodwill	20	36
Total increase (decrease) in intangible assets other than goodwill	(44)	(70)
Intangible assets other than goodwill at end of period	890	934
Other intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	75	21
Additions other than through business combinations, intangible assets other than goodwill	4	1
Assets available for use	0
Acquisitions through business combinations, intangible assets other than goodwill	(5)	56
Amortisation, intangible assets other than goodwill	6	4
Impairment loss recognised in profit or loss, intangible assets other than goodwill		2
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(9)	3
Total increase (decrease) in intangible assets other than goodwill	(16)	53
Intangible assets other than goodwill at end of period	59	75
Product development construction in progress [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	481	436
Additions other than through business combinations, intangible assets other than goodwill	338	295
Assets available for use	(296)	(256)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	8	1
Increase (decrease) through net exchange differences, intangible assets other than goodwill	8	8
Total increase (decrease) in intangible assets other than goodwill	41	45
Intangible assets other than goodwill at end of period	523	481
Product development [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	621	586
Additions other than through business combinations, intangible assets other than goodwill	(1)
Assets available for use	296	256
Amortisation, intangible assets other than goodwill	229	221
Impairment loss recognised in profit or loss, intangible assets other than goodwill	96	16
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0	15
Total increase (decrease) in intangible assets other than goodwill	(29)	34
Intangible assets other than goodwill at end of period	592	621
Technology-based intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	1,070	824
Additions other than through business combinations, intangible assets other than goodwill	28	14
Acquisitions through business combinations, intangible assets other than goodwill	24	330
Amortisation, intangible assets other than goodwill	127	116
Impairment loss recognised in profit or loss, intangible assets other than goodwill	66	9
Increase (decrease) through net exchange differences, intangible assets other than goodwill	32	27
Total increase (decrease) in intangible assets other than goodwill	(110)	246
Intangible assets other than goodwill at end of period	961	1,070
Accumulated depreciation, amortisation and impairment [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(5,408)	(4,720)
Intangible assets other than goodwill at end of period	(6,113)	(5,408)
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(484)	(392)
Intangible assets other than goodwill at end of period	(524)	(484)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(480)	(431)
Intangible assets other than goodwill at end of period	(527)	(480)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(1,488)	(1,338)
Intangible assets other than goodwill at end of period	(1,587)	(1,488)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(93)	(84)
Intangible assets other than goodwill at end of period	(94)	(93)
Accumulated depreciation, amortisation and impairment [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(51)	(51)
Intangible assets other than goodwill at end of period	(56)	(51)
Accumulated depreciation, amortisation and impairment [member] | Product development [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(1,483)	(1,262)
Intangible assets other than goodwill at end of period	(1,795)	(1,483)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(1,330)	(1,161)
Intangible assets other than goodwill at end of period	(1,530)	(1,330)
Gross carrying amount [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	8,997	8,042
Intangible assets other than goodwill at end of period	9,579	8,997
Gross carrying amount [member] | Brand names [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	689	670
Intangible assets other than goodwill at end of period	709	689
Gross carrying amount [member] | Computer software [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	684	605
Intangible assets other than goodwill at end of period	784	684
Gross carrying amount [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	2,421	2,342
Intangible assets other than goodwill at end of period	2,476	2,421
Gross carrying amount [member] | Other intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	168	105
Intangible assets other than goodwill at end of period	154	168
Gross carrying amount [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	532	487
Intangible assets other than goodwill at end of period	578	532
Gross carrying amount [member] | Product development [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	2,103	1,848
Intangible assets other than goodwill at end of period	2,387	2,103
Gross carrying amount [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	2,400	1,985
Intangible assets other than goodwill at end of period	€ 2,491	€ 2,400